Reserve (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reserve [Line Items]
Reserve	€ 1,411,846	€ 1,411,846
Percentage of legal reserve	10.00%
Percentage of share capital	20.00%
Percentage of exceed share capital	20.00%
Legal reserve	€ 500,857	500,857
Other Reserves [Member]	1,411,846	1,411,846
Other Reserves [Member]
Reserve [Line Items]
Other Reserves [Member]	€ 910,989	€ 910,989